As filed with the Securities and Exchange Commission on January 25, 2016

Securities Act File No. 333-99391

Investment Company Act File No. 811-21198

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 22	☒
(Check appropriate box or boxes)

BBIF TAX-EXEMPT FUND

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BBIF Tax-Exempt Fund

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
Laurin Blumenthal Kleiman, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $.10 per share.

Master Tax-Exempt LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on January 25, 2016.

BBIF TAX-EXEMPT FUND
(Registrant)

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive	January 25, 2016
John M. Perlowski	Officer (Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	January 25, 2016
Neal J. Andrews	Financial and Accounting Officer)

DAVID O. BEIM*	Trustee
David O. Beim

COLLETTE CHILTON*	Trustee
Collette Chilton

FRANK J. FABOZZI*	Trustee
Frank J. Fabozzi

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

MARK STALNECKER*	Trustee
Mark Stalnecker

KENNETH L. URISH*	Trustee
Kenneth L. Urish

FREDERICK W. WINTER*	Trustee
Frederick W. Winter

BARBARA G. NOVICK*	Trustee
Barbara G. Novick

*By:	/S/ BENJAMIN ARCHIBALD	January 25, 2016
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Master Tax-Exempt LLC has duly caused this Post-Effective Amendment to the Registration Statement of BBIF Tax-Exempt Fund to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on January 25, 2016.

MASTER TAX-EXEMPT LLC

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

This Registration Statement of BBIF Tax-Exempt Fund has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive	January 25, 2016
John M. Perlowski	Officer (Principal Executive Officer)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal	January 25, 2016
Neal J. Andrews	Financial and Accounting Officer)

DAVID O. BEIM*	Director
David O. Beim

COLLETTE CHILTON*	Director
Collette Chilton

FRANK J. FABOZZI*	Director
Frank J. Fabozzi

DR. MATINA S. HORNER*	Director
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Director
Rodney D. Johnson

CYNTHIA A. MONTGOMERY*	Director
Cynthia A. Montgomery

JOSEPH P. PLATT*	Director
Joseph P. Platt

ROBERT C. ROBB, JR.*	Director
Robert C. Robb, Jr.

MARK STALNECKER*	Director
Mark Stalnecker

KENNETH L. URISH*	Director
Kenneth L. Urish

FREDERICK W. WINTER*	Director
Frederick W. Winter

BARBARA G. NOVICK*	Director
Barbara G. Novick

*By:	/S/ BENJAMIN ARCHIBALD	January 25, 2016
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase